Other Equity Instruments - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Common equity tier 1 capital ratio minimum	7.00%
Distribution rate resets, period	5 years
Perpetual Capital Securities issued	£ 500
300m Perpetual Capital Securities [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued	300
500m Perpetual Capital Securities [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued	500
Hundred Million Of The Seven Hundred And Fifty Million Fixed Rate Reset Perpetual At One Capital Securities [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued	100
750m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued	£ 750